Long-Term Debt	12 Months Ended
Dec. 31, 2019
Long-Term Debt [Abstract]
Long-Term Debt
6.	Long-Term Debt:

The amount of long-term debt (including related party debt discussed under Note 3) shown in the accompanying consolidated balance sheet of December 31, 2019, is analyzed as follows:

		Year Ended
Debt instruments	Borrowers- Issuers	December 31, 2018	December 31, 2019
$11.0 Million Alpha Bank Financing (a)	Spetses- Pikachu	—	11,000,000
Total long-term debt		$—	$11,000,000
Less: Deferred financing costs		—	(242,940)
Total long-term debt, net of deferred finance costs		$—	10,757,060

Presented:
Current portion of long-term debt		$—	$1,600,000
Less: Current portion of deferred finance costs		—	(77,105)
Current portion of long-term debt, net of deferred finance costs		$—	$1,522,895

Non-Current portion of long-term debt		—	9,400,000
Less: Non-Current portion of deferred finance costs		—	(165,835)
Non-Current portion of long-term debt, net of deferred finance costs		$—	$9,234,165

Debt instruments from related party
$5.0 Million Term Loan Facility (Note 3(c))		—	5,000,000
Total long-term debt from related party		$—	$5,000,000

a.	$11.0 Million Alpha Bank Financing:

On November 22, 2019, the Company, through two of its wholly-owned subsidiaries owning the Magic P and the Magic Moon (the "Borrowers"), entered into the $11.0 Million Alpha Bank Financing. The facility was drawn down on December 2, 2019. The $11.0 Million Alpha Bank Financing has a term of five years from the drawdown date, bears interest at a margin over LIBOR per annum and will be repayable in twenty (20) equal quarterly instalments of $400,000 each, plus a balloon instalment payable at maturity, on December 2, 2024. The facility is secured by, including but not limited to, a first preferred mortgage and first priority general assignment covering earnings, insurances and requisition compensation over the vessels owned by the Borrowers, an earnings account pledge, shares security deed relating to the shares of the vessels' owning subsidiaries, manager's undertakings and is guaranteed by Castor. The $11.0 Million Alpha Bank Financing net proceeds were partly used by the Company in order to repay the $7.5 Million Bridge Loan on December 6, 2019, whereas, the remainder of the proceeds are expected to be used for general corporate purposes.

The $11.0 Million Alpha Bank Financing contains certain customary minimum liquidity restrictions and financial covenants that require the Borrowers to:

●	maintain minimum free liquidity of at least $250,000 per collateralized vessel ("the Minimum Liquidity Deposit"); and

●
meet a specified minimum security requirement ratio, which is the ratio of the aggregate market value of the mortgaged vessels plus the value of any additional security and the value of the Minimum Liquidity Deposit to the aggregate principal amounts due under the $11.0 Million Alpha Bank Financing;

As of December 31, 2019, the Company was in compliance with all financial covenants prescribed in the $11.0 Million Alpha Bank Financing.

The annual principal payments for the Company's outstanding debt arrangements as of December 31, 2019 (including related party debt discussed under Note 3), required to be made after the balance sheet date, are as follows:

Year ending December 31,	Amount
2020	$1,600,000
2021	6,600,000
2022	1,600,000
2023	1,600,000
2024	4,600,000
Total long-term debt (including related party debt)	$16,000,000

The weighted average interest rate on the Company's long-term debt for the year ended December 31, 2019 was 5.8%.

Total interest incurred on long-term debt for the year ended December 31, 2019, amounted to $210,085 and is included in Interest and finance costs in the accompanying consolidated statements of comprehensive income.